Schedule of Expected Amortization Expense (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 599,418	$ 4,681,992
2025	548,081	4,281,008
2026	467,827	3,654,149
2027	228,856	1,787,568
2028	119,304	931,872
Total	$ 1,963,486	$ 15,336,589	$ 13,564,772